Shareholder Report, Holdings (Details)	Oct. 31, 2024
Ashmore Emerging Markets Total Return Fund - Class A | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Ashmore Emerging Markets Total Return Fund - Class A | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Ashmore Emerging Markets Total Return Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Ashmore Emerging Markets Total Return Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Total Return Fund - Class A | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Total Return Fund - Class A | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Total Return Fund - Class A | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Ashmore Emerging Markets Total Return Fund - Class A | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Ashmore Emerging Markets Total Return Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Ashmore Emerging Markets Total Return Fund - Class C | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Ashmore Emerging Markets Total Return Fund - Class C | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Ashmore Emerging Markets Total Return Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Ashmore Emerging Markets Total Return Fund - Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Total Return Fund - Class C | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Total Return Fund - Class C | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Total Return Fund - Class C | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Ashmore Emerging Markets Total Return Fund - Class C | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Ashmore Emerging Markets Total Return Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.50%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Ashmore Emerging Markets Total Return Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Over the Counter Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class A | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Over the Counter Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Local Currency Bond Fund - Class C | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.90%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Centrally Cleared Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Over the Counter Interest Rate Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Local Currency Bond Fund - Institutional Class | Index Linked Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Ashmore Emerging Markets Corporate Income Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ashmore Emerging Markets Corporate Income Fund - Class A | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Corporate Income Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Corporate Income Fund - Class A | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Ashmore Emerging Markets Corporate Income Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Ashmore Emerging Markets Corporate Income Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ashmore Emerging Markets Corporate Income Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Corporate Income Fund - Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Corporate Income Fund - Class A | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Corporate Income Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Corporate Income Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Corporate Income Fund - Class A | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Corporate Income Fund - Class A | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Ashmore Emerging Markets Corporate Income Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Ashmore Emerging Markets Corporate Income Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.20%
Ashmore Emerging Markets Corporate Income Fund - Class A | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Ashmore Emerging Markets Corporate Income Fund - Class A | Other assets less than 3% asset allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Corporate Income Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ashmore Emerging Markets Corporate Income Fund - Class C | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Corporate Income Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Corporate Income Fund - Class C | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Ashmore Emerging Markets Corporate Income Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Ashmore Emerging Markets Corporate Income Fund - Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ashmore Emerging Markets Corporate Income Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Corporate Income Fund - Class C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Corporate Income Fund - Class C | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Corporate Income Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Corporate Income Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Corporate Income Fund - Class C | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Corporate Income Fund - Class C | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Ashmore Emerging Markets Corporate Income Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Ashmore Emerging Markets Corporate Income Fund - Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.20%
Ashmore Emerging Markets Corporate Income Fund - Class C | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Ashmore Emerging Markets Corporate Income Fund - Class C | Other assets less than 3% asset allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | COLOMBIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | CHILE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.20%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Corporate Convertible Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Ashmore Emerging Markets Corporate Income Fund - Institutional Class | Other assets less than 3% asset allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Short Duration Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Short Duration Fund - Class A | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Ashmore Emerging Markets Short Duration Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Ashmore Emerging Markets Short Duration Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Ashmore Emerging Markets Short Duration Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Ashmore Emerging Markets Short Duration Fund - Class A | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Short Duration Fund - Class A | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Ashmore Emerging Markets Short Duration Fund - Class A | GHANA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ashmore Emerging Markets Short Duration Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Ashmore Emerging Markets Short Duration Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Ashmore Emerging Markets Short Duration Fund - Class A | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Short Duration Fund - Class A | Other assets less than 3% asset allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Short Duration Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Short Duration Fund - Class C | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Ashmore Emerging Markets Short Duration Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Ashmore Emerging Markets Short Duration Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Ashmore Emerging Markets Short Duration Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Ashmore Emerging Markets Short Duration Fund - Class C | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Short Duration Fund - Class C | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Ashmore Emerging Markets Short Duration Fund - Class C | GHANA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ashmore Emerging Markets Short Duration Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Ashmore Emerging Markets Short Duration Fund - Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Ashmore Emerging Markets Short Duration Fund - Class C | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Short Duration Fund - Class C | Other assets less than 3% asset allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | VENEZUELA
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | GHANA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.60%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Ashmore Emerging Markets Short Duration Fund - Institutional Class | Other assets less than 3% asset allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Active Equity Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Ashmore Emerging Markets Active Equity Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ashmore Emerging Markets Active Equity Fund - Class A | ICICI Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ashmore Emerging Markets Active Equity Fund - Class A | JD.com, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Active Equity Fund - Class A | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Active Equity Fund - Class A | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Active Equity Fund - Class A | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Active Equity Fund - Class A | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Active Equity Fund - Class A | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Active Equity Fund - Class A | Vale S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Active Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%
Ashmore Emerging Markets Active Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.52%
Ashmore Emerging Markets Active Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.01%
Ashmore Emerging Markets Active Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Ashmore Emerging Markets Active Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Active Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Ashmore Emerging Markets Active Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Ashmore Emerging Markets Active Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Active Equity Fund - Class A | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Ashmore Emerging Markets Active Equity Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Ashmore Emerging Markets Active Equity Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Ashmore Emerging Markets Active Equity Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Active Equity Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Ashmore Emerging Markets Active Equity Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ashmore Emerging Markets Active Equity Fund - Class A | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Active Equity Fund - Class A | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Ashmore Emerging Markets Active Equity Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Ashmore Emerging Markets Active Equity Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Ashmore Emerging Markets Active Equity Fund - Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ashmore Emerging Markets Active Equity Fund - Class C | ICICI Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ashmore Emerging Markets Active Equity Fund - Class C | JD.com, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Active Equity Fund - Class C | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Active Equity Fund - Class C | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Active Equity Fund - Class C | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Active Equity Fund - Class C | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Active Equity Fund - Class C | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Active Equity Fund - Class C | Vale S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Active Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%
Ashmore Emerging Markets Active Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.52%
Ashmore Emerging Markets Active Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.01%
Ashmore Emerging Markets Active Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Ashmore Emerging Markets Active Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Active Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Ashmore Emerging Markets Active Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Ashmore Emerging Markets Active Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Active Equity Fund - Class C | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Ashmore Emerging Markets Active Equity Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Ashmore Emerging Markets Active Equity Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Ashmore Emerging Markets Active Equity Fund - Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Active Equity Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Ashmore Emerging Markets Active Equity Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ashmore Emerging Markets Active Equity Fund - Class C | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Active Equity Fund - Class C | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Ashmore Emerging Markets Active Equity Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | ICICI Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | JD.com, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Tata Consultancy Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Vale S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.04%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.52%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.01%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.23%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Ashmore Emerging Markets Active Equity Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | My EG Services Bhd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Sunresin New Materials Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | KoMiCo Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Alchip Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | JNBY Design Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | WinWay Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Gudeng Precision Industrial Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Medi Assist Healthcare Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Andes Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Ciputra Development Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.62%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.65%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class A | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | My EG Services Bhd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Sunresin New Materials Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | KoMiCo Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Alchip Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | JNBY Design Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | WinWay Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Gudeng Precision Industrial Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Medi Assist Healthcare Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Andes Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Ciputra Development Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.62%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.65%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Class C | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | My EG Services Bhd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Sunresin New Materials Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | KoMiCo Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Alchip Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | JNBY Design Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | WinWay Technology Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Gudeng Precision Industrial Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Medi Assist Healthcare Services Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Andes Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Ciputra Development Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.62%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.73%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.59%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.61%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.65%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Small-Cap Equity Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Kaspi.KZ JSC ADR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Banca Transilvania S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Frontier Equity Fund - Class A | BDO Unibank, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Frontier Equity Fund - Class A | FPT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Frontier Equity Fund - Class A | National Bank of Kuwait S.A.K.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Frontier Equity Fund - Class A | OMV Petrom S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Gulf Bank K.S.C.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Halyk Savings Bank of Kazakhstan JSC GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.55%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Ashmore Emerging Markets Frontier Equity Fund - Class A | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Ashmore Emerging Markets Frontier Equity Fund - Class A | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Ashmore Emerging Markets Frontier Equity Fund - Class A | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Ashmore Emerging Markets Frontier Equity Fund - Class A | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Ashmore Emerging Markets Frontier Equity Fund - Class A | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Ashmore Emerging Markets Frontier Equity Fund - Class A | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Ashmore Emerging Markets Frontier Equity Fund - Class A | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Frontier Equity Fund - Class A | QATAR
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Frontier Equity Fund - Class A | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Kaspi.KZ JSC ADR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Banca Transilvania S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Frontier Equity Fund - Class C | BDO Unibank, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Frontier Equity Fund - Class C | FPT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Frontier Equity Fund - Class C | National Bank of Kuwait S.A.K.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Frontier Equity Fund - Class C | OMV Petrom S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Gulf Bank K.S.C.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Halyk Savings Bank of Kazakhstan JSC GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.55%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Ashmore Emerging Markets Frontier Equity Fund - Class C | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Ashmore Emerging Markets Frontier Equity Fund - Class C | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Ashmore Emerging Markets Frontier Equity Fund - Class C | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Ashmore Emerging Markets Frontier Equity Fund - Class C | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Ashmore Emerging Markets Frontier Equity Fund - Class C | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Ashmore Emerging Markets Frontier Equity Fund - Class C | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Ashmore Emerging Markets Frontier Equity Fund - Class C | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Frontier Equity Fund - Class C | QATAR
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Frontier Equity Fund - Class C | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Kaspi.KZ JSC ADR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Banca Transilvania S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | BDO Unibank, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Emaar Properties PJSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | FPT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | National Bank of Kuwait S.A.K.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Qatar National Bank QPSC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | OMV Petrom S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Gulf Bank K.S.C.P. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Halyk Savings Bank of Kazakhstan JSC GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.55%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.26%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.16%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.24%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | SAUDI ARABIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | PHILIPPINES
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | ROMANIA
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | QATAR
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Ashmore Emerging Markets Frontier Equity Fund - Institutional Class | KUWAIT
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Ashmore Emerging Markets Equity Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Ashmore Emerging Markets Equity Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Equity Fund - Class A | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Equity Fund - Class A | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity Fund - Class A | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity Fund - Class A | Kaspi.KZ JSC ADR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - Class A | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity Fund - Class A | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ashmore Emerging Markets Equity Fund - Class A | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - Class A | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Equity Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.77%
Ashmore Emerging Markets Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.72%
Ashmore Emerging Markets Equity Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
Ashmore Emerging Markets Equity Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
Ashmore Emerging Markets Equity Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Ashmore Emerging Markets Equity Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Ashmore Emerging Markets Equity Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Ashmore Emerging Markets Equity Fund - Class A | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Ashmore Emerging Markets Equity Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%
Ashmore Emerging Markets Equity Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Ashmore Emerging Markets Equity Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Equity Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ashmore Emerging Markets Equity Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Ashmore Emerging Markets Equity Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity Fund - Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ashmore Emerging Markets Equity Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Ashmore Emerging Markets Equity Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Ashmore Emerging Markets Equity Fund - Class A | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Equity Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Ashmore Emerging Markets Equity Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Ashmore Emerging Markets Equity Fund - Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Equity Fund - Class C | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Equity Fund - Class C | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity Fund - Class C | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity Fund - Class C | Kaspi.KZ JSC ADR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - Class C | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity Fund - Class C | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ashmore Emerging Markets Equity Fund - Class C | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - Class C | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Equity Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.77%
Ashmore Emerging Markets Equity Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.72%
Ashmore Emerging Markets Equity Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
Ashmore Emerging Markets Equity Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
Ashmore Emerging Markets Equity Fund - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Ashmore Emerging Markets Equity Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Ashmore Emerging Markets Equity Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Ashmore Emerging Markets Equity Fund - Class C | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Ashmore Emerging Markets Equity Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%
Ashmore Emerging Markets Equity Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Ashmore Emerging Markets Equity Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Equity Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ashmore Emerging Markets Equity Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Ashmore Emerging Markets Equity Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity Fund - Class C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ashmore Emerging Markets Equity Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Ashmore Emerging Markets Equity Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Ashmore Emerging Markets Equity Fund - Class C | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Equity Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Ashmore Emerging Markets Equity Fund - EMFIX | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Ashmore Emerging Markets Equity Fund - EMFIX | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Equity Fund - EMFIX | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Equity Fund - EMFIX | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity Fund - EMFIX | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity Fund - EMFIX | Kaspi.KZ JSC ADR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - EMFIX | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity Fund - EMFIX | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Ashmore Emerging Markets Equity Fund - EMFIX | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity Fund - EMFIX | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Equity Fund - EMFIX | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.77%
Ashmore Emerging Markets Equity Fund - EMFIX | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.72%
Ashmore Emerging Markets Equity Fund - EMFIX | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
Ashmore Emerging Markets Equity Fund - EMFIX | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
Ashmore Emerging Markets Equity Fund - EMFIX | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Ashmore Emerging Markets Equity Fund - EMFIX | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
Ashmore Emerging Markets Equity Fund - EMFIX | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Ashmore Emerging Markets Equity Fund - EMFIX | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Ashmore Emerging Markets Equity Fund - EMFIX | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.38%
Ashmore Emerging Markets Equity Fund - EMFIX | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Ashmore Emerging Markets Equity Fund - EMFIX | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Ashmore Emerging Markets Equity Fund - EMFIX | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Ashmore Emerging Markets Equity Fund - EMFIX | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Ashmore Emerging Markets Equity Fund - EMFIX | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity Fund - EMFIX | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Ashmore Emerging Markets Equity Fund - EMFIX | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Ashmore Emerging Markets Equity Fund - EMFIX | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Ashmore Emerging Markets Equity Fund - EMFIX | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Ashmore Emerging Markets Equity Fund - EMFIX | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Ashmore Emerging Markets Equity ESG Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Ashmore Emerging Markets Equity ESG Fund - Class A | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Ashmore Emerging Markets Equity ESG Fund - Class A | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Equity ESG Fund - Class A | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund - Class A | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity ESG Fund - Class A | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Equity ESG Fund - Class A | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity ESG Fund - Class A | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ashmore Emerging Markets Equity ESG Fund - Class A | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Equity ESG Fund - Class A | Sungrow Power Supply Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity ESG Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.58%
Ashmore Emerging Markets Equity ESG Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.68%
Ashmore Emerging Markets Equity ESG Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Ashmore Emerging Markets Equity ESG Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Ashmore Emerging Markets Equity ESG Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Ashmore Emerging Markets Equity ESG Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Ashmore Emerging Markets Equity ESG Fund - Class A | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Ashmore Emerging Markets Equity ESG Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%
Ashmore Emerging Markets Equity ESG Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
Ashmore Emerging Markets Equity ESG Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Ashmore Emerging Markets Equity ESG Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ashmore Emerging Markets Equity ESG Fund - Class A | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Ashmore Emerging Markets Equity ESG Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Equity ESG Fund - Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity ESG Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Ashmore Emerging Markets Equity ESG Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Ashmore Emerging Markets Equity ESG Fund - Class A | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Equity ESG Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Ashmore Emerging Markets Equity ESG Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Ashmore Emerging Markets Equity ESG Fund - Class C | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Ashmore Emerging Markets Equity ESG Fund - Class C | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Equity ESG Fund - Class C | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund - Class C | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity ESG Fund - Class C | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Equity ESG Fund - Class C | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity ESG Fund - Class C | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ashmore Emerging Markets Equity ESG Fund - Class C | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Equity ESG Fund - Class C | Sungrow Power Supply Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity ESG Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.58%
Ashmore Emerging Markets Equity ESG Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.68%
Ashmore Emerging Markets Equity ESG Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Ashmore Emerging Markets Equity ESG Fund - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Ashmore Emerging Markets Equity ESG Fund - Class C | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Ashmore Emerging Markets Equity ESG Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Ashmore Emerging Markets Equity ESG Fund - Class C | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Ashmore Emerging Markets Equity ESG Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%
Ashmore Emerging Markets Equity ESG Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
Ashmore Emerging Markets Equity ESG Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Ashmore Emerging Markets Equity ESG Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ashmore Emerging Markets Equity ESG Fund - Class C | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Ashmore Emerging Markets Equity ESG Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Equity ESG Fund - Class C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity ESG Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Ashmore Emerging Markets Equity ESG Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Ashmore Emerging Markets Equity ESG Fund - Class C | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Equity ESG Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | AIA Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Contemporary Amperex Technology Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Sungrow Power Supply Co. Ltd., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.58%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.68%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.07%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.64%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.13%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Ashmore Emerging Markets Equity ESG Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Ashmore Emerging Markets Low Duration Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Ashmore Emerging Markets Low Duration Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ashmore Emerging Markets Low Duration Fund - Class A | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Low Duration Fund - Class A | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Low Duration Fund - Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Ashmore Emerging Markets Low Duration Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Ashmore Emerging Markets Low Duration Fund - Class A | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Ashmore Emerging Markets Low Duration Fund - Class A | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Low Duration Fund - Class A | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Low Duration Fund - Class A | PERU
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Low Duration Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Ashmore Emerging Markets Low Duration Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Ashmore Emerging Markets Low Duration Fund - Class A | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ashmore Emerging Markets Low Duration Fund - Class A | Other assets less than 3% asset allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Ashmore Emerging Markets Low Duration Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Ashmore Emerging Markets Low Duration Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ashmore Emerging Markets Low Duration Fund - Class C | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Low Duration Fund - Class C | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Low Duration Fund - Class C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Ashmore Emerging Markets Low Duration Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Ashmore Emerging Markets Low Duration Fund - Class C | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Ashmore Emerging Markets Low Duration Fund - Class C | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Low Duration Fund - Class C | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Low Duration Fund - Class C | PERU
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Low Duration Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Ashmore Emerging Markets Low Duration Fund - Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Ashmore Emerging Markets Low Duration Fund - Class C | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ashmore Emerging Markets Low Duration Fund - Class C | Other assets less than 3% asset allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | KAZAKHSTAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | PERU
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.00%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ashmore Emerging Markets Low Duration Fund - Institutional Class | Other assets less than 3% asset allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Ashmore Emerging Markets Debt Fund - Class A | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.10%
Ashmore Emerging Markets Debt Fund - Class A | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Ashmore Emerging Markets Debt Fund - Class A | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Ashmore Emerging Markets Debt Fund - Class A | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Ashmore Emerging Markets Debt Fund - Class A | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Debt Fund - Class A | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Ashmore Emerging Markets Debt Fund - Class C | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.10%
Ashmore Emerging Markets Debt Fund - Class C | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Ashmore Emerging Markets Debt Fund - Class C | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Ashmore Emerging Markets Debt Fund - Class C | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Ashmore Emerging Markets Debt Fund - Class C | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Debt Fund - Class C | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Ashmore Emerging Markets Debt Fund - Institutional Class | Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.10%
Ashmore Emerging Markets Debt Fund - Institutional Class | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Ashmore Emerging Markets Debt Fund - Institutional Class | Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Ashmore Emerging Markets Debt Fund - Institutional Class | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Ashmore Emerging Markets Debt Fund - Institutional Class | Short Term Bills and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ashmore Emerging Markets Debt Fund - Institutional Class | Financial Certificates [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Ashmore Emerging Markets Equity ex China Fund - Class A | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Ashmore Emerging Markets Equity ex China Fund - Class A | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ashmore Emerging Markets Equity ex China Fund - Class A | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Equity ex China Fund - Class A | Kaspi.KZ JSC ADR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Equity ex China Fund - Class A | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ashmore Emerging Markets Equity ex China Fund - Class A | Axis Bank Ltd. GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Equity ex China Fund - Class A | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Equity ex China Fund - Class A | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Equity ex China Fund - Class A | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Equity ex China Fund - Class A | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Equity ex China Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Ashmore Emerging Markets Equity ex China Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.08%
Ashmore Emerging Markets Equity ex China Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Ashmore Emerging Markets Equity ex China Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Ashmore Emerging Markets Equity ex China Fund - Class A | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
Ashmore Emerging Markets Equity ex China Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Ashmore Emerging Markets Equity ex China Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Equity ex China Fund - Class A | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Ashmore Emerging Markets Equity ex China Fund - Class A | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity ex China Fund - Class A | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ashmore Emerging Markets Equity ex China Fund - Class A | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Ashmore Emerging Markets Equity ex China Fund - Class A | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Ashmore Emerging Markets Equity ex China Fund - Class A | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Ashmore Emerging Markets Equity ex China Fund - Class A | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Ashmore Emerging Markets Equity ex China Fund - Class A | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity ex China Fund - Class C | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Ashmore Emerging Markets Equity ex China Fund - Class C | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ashmore Emerging Markets Equity ex China Fund - Class C | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Equity ex China Fund - Class C | Kaspi.KZ JSC ADR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Equity ex China Fund - Class C | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ashmore Emerging Markets Equity ex China Fund - Class C | Axis Bank Ltd. GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Equity ex China Fund - Class C | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Equity ex China Fund - Class C | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Equity ex China Fund - Class C | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Equity ex China Fund - Class C | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Equity ex China Fund - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Ashmore Emerging Markets Equity ex China Fund - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.08%
Ashmore Emerging Markets Equity ex China Fund - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Ashmore Emerging Markets Equity ex China Fund - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%
Ashmore Emerging Markets Equity ex China Fund - Class C | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.07%
Ashmore Emerging Markets Equity ex China Fund - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.18%
Ashmore Emerging Markets Equity ex China Fund - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Equity ex China Fund - Class C | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Ashmore Emerging Markets Equity ex China Fund - Class C | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity ex China Fund - Class C | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ashmore Emerging Markets Equity ex China Fund - Class C | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Ashmore Emerging Markets Equity ex China Fund - Class C | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Ashmore Emerging Markets Equity ex China Fund - Class C | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Ashmore Emerging Markets Equity ex China Fund - Class C | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Ashmore Emerging Markets Equity ex China Fund - Class C | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | HDFC Bank Ltd. ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Kaspi.KZ JSC ADR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | E Ink Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Axis Bank Ltd. GDR (Registered) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | SK Square Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Rede D'Or Sao Luiz S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Bank Mandiri Persero Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Other assets less than 2% sector allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | INDIA
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | Other assets less than 3% geographical allocation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Ashmore Emerging Markets Equity ex China Fund - Institutional Class | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	3.40%